Acquisition - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Dec. 17, 2014	Dec. 05, 2014	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 16, 2014
Business Acquisition [Line Items]
Stock split ratio		2.272727
Common stock, shares outstanding		13,863,647	11,828,974	29,429,522	29,279,522
Common stock, shares authorized			300,000,000	300,000,000	300,000,000
Common stock, par value			0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized			10,000,000		10,000,000	10,000,000
Preferred stock, par value			0.001		$ 0.001	$ 0.001
Pre-acquisition shares transferred and canceled	11,363,635
Scenario, Previously Reported
Business Acquisition [Line Items]
Common stock, shares outstanding		6,100,000
Pieris AG [Member]
Business Acquisition [Line Items]
Aggregate shares issued upon acquisition	20,000,000		11,828,974
Percentage of former stockholders ownership	89.00%
Common stock, shares outstanding	20,000,000
Minimum [Member]
Business Acquisition [Line Items]
Common stock, shares authorized						75,000,000
Common stock, par value						$ 0.001
Maximum [Member]
Business Acquisition [Line Items]
Common stock, shares authorized						300,000,000
Common stock, par value						$ 0.001